DIMENSIONAL INVESTMENT GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2023
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
SA	Special Assessment
USTMMR	U.S. Treasury Money Market Rate

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of January 31, 2023.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (7.8%)
	Activision Blizzard, Inc.	207,434	$15,883,222
*	Alphabet, Inc., Class A	1,744,579	172,434,188
*	Alphabet, Inc., Class C	1,546,558	154,454,748
	AT&T, Inc.	2,080,036	42,370,333
*	Charter Communications, Inc., Class A	31,427	12,077,710
	Comcast Corp., Class A	1,259,606	49,565,496
#*	DISH Network Corp., Class A	74,436	1,071,134
	Electronic Arts, Inc.	76,966	9,903,985
	Fox Corp., Class A	89,302	3,030,910
	Fox Corp., Class B	40,803	1,293,455
	Interpublic Group of Cos., Inc.	113,394	4,134,345
#*	Live Nation Entertainment, Inc.	41,604	3,348,706
#	Lumen Technologies, Inc.	281,463	1,477,681
*	Match Group, Inc.	81,460	4,408,615
*	Meta Platforms, Inc., Class A	656,958	97,867,033
*	Netflix, Inc.	129,897	45,965,353
	News Corp., Class A	111,619	2,261,401
	News Corp., Class B	29,957	612,321
	Omnicom Group, Inc.	59,687	5,132,485
	Paramount Global, Class B	149,602	3,464,782
*	Take-Two Interactive Software, Inc.	45,656	5,169,629
*	T-Mobile U.S., Inc.	174,713	26,086,398
	Verizon Communications, Inc.	1,226,330	50,978,538
*	Walt Disney Co.	532,387	57,758,666
*	Warner Bros Discovery, Inc.	643,693	9,539,530
TOTAL COMMUNICATION SERVICES			780,290,664
CONSUMER DISCRETIONARY — (10.5%)
	Advance Auto Parts, Inc.	17,525	2,668,707
*	Amazon.com, Inc.	2,592,006	267,313,579
*	Aptiv PLC	78,945	8,927,890
*	AutoZone, Inc.	5,553	13,542,934
	Bath & Body Works, Inc.	66,522	3,060,677
	Best Buy Co., Inc.	58,393	5,180,627
*	Booking Holdings, Inc.	11,306	27,519,935
	BorgWarner, Inc.	67,582	3,195,277
*	Caesars Entertainment, Inc.	62,477	3,252,553
*	CarMax, Inc.	45,670	3,217,451
#*	Carnival Corp.	295,996	3,202,677
#*	Chipotle Mexican Grill, Inc.	8,090	13,319,214
	Darden Restaurants, Inc.	35,714	5,284,601
	Dollar General Corp.	65,712	15,350,323
*	Dollar Tree, Inc.	61,506	9,236,971
	Domino's Pizza, Inc.	10,456	3,690,968
	DR Horton, Inc.	91,088	8,989,475
	eBay, Inc.	157,937	7,817,881
#*	Etsy, Inc.	36,731	5,053,451
*	Expedia Group, Inc.	44,300	5,063,490
	Ford Motor Co.	1,150,777	15,546,997
	Garmin Ltd.	44,955	4,445,150
	General Motors Co.	415,666	16,343,987
	Genuine Parts Co.	41,210	6,915,862
	Hasbro, Inc.	37,597	2,224,614

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hilton Worldwide Holdings, Inc.	79,130	$11,480,972
	Home Depot, Inc.	299,069	96,949,198
*	Las Vegas Sands Corp.	95,744	5,648,896
#	Lennar Corp., Class A	74,298	7,608,115
	LKQ Corp.	74,261	4,378,428
	Lowe's Cos., Inc.	181,126	37,719,489
	Marriott International, Inc., Class A	78,721	13,711,624
	McDonald's Corp.	214,009	57,226,007
	MGM Resorts International	92,422	3,827,195
*	Mohawk Industries, Inc.	15,618	1,875,097
#	Newell Brands, Inc.	107,459	1,715,046
	NIKE, Inc., Class B	368,205	46,883,543
#*	Norwegian Cruise Line Holdings Ltd.	126,132	1,918,468
*	NVR, Inc.	879	4,632,330
*	O'Reilly Automotive, Inc.	18,308	14,506,344
#	Pool Corp.	11,536	4,448,397
	PulteGroup, Inc.	67,454	3,837,458
	Ralph Lauren Corp.	11,909	1,474,930
	Ross Stores, Inc.	101,126	11,952,082
#*	Royal Caribbean Cruises Ltd.	63,698	4,136,548
	Starbucks Corp.	334,914	36,552,514
	Tapestry, Inc.	70,500	3,212,685
	Target Corp.	134,495	23,151,969
*	Tesla, Inc.	784,103	135,822,322
	TJX Cos., Inc.	338,473	27,707,400
	Tractor Supply Co.	32,343	7,373,881
#*	Ulta Beauty, Inc.	14,896	7,655,948
	VF Corp.	97,479	3,016,000
	Whirlpool Corp.	15,793	2,457,233
#*	Wynn Resorts Ltd.	30,395	3,150,138
	Yum! Brands, Inc.	82,142	10,720,352
TOTAL CONSUMER DISCRETIONARY			1,057,115,900
CONSUMER STAPLES — (6.7%)
	Altria Group, Inc.	522,511	23,533,895
	Archer-Daniels-Midland Co.	160,724	13,315,983
	Brown-Forman Corp., Class B	53,276	3,547,116
	Campbell Soup Co.	59,316	3,080,280
	Church & Dwight Co., Inc.	70,779	5,723,190
	Clorox Co.	35,887	5,192,490
	Coca-Cola Co.	1,137,113	69,727,769
	Colgate-Palmolive Co.	244,366	18,212,598
	Conagra Brands, Inc.	139,890	5,202,509
	Constellation Brands, Inc., Class A	47,494	10,995,811
	Costco Wholesale Corp.	129,291	66,085,802
	Estee Lauder Cos., Inc., Class A	67,544	18,715,091
	General Mills, Inc.	173,579	13,601,650
	Hershey Co.	42,795	9,611,757
	Hormel Foods Corp.	83,669	3,791,042
	J M Smucker Co.	30,943	4,728,090
	Kellogg Co.	74,327	5,097,346
	Keurig Dr Pepper, Inc.	247,570	8,734,270
	Kimberly-Clark Corp.	98,377	12,789,994
	Kraft Heinz Co.	232,953	9,441,585
	Kroger Co.	189,736	8,467,918
	Lamb Weston Holdings, Inc.	41,731	4,168,510
	McCormick & Co., Inc.	72,983	5,482,483
	Molson Coors Beverage Co., Class B	54,836	2,883,277
	Mondelez International, Inc., Class A	399,357	26,133,922

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Monster Beverage Corp.	111,094	$11,562,664
	PepsiCo, Inc.	402,521	68,839,141
	Philip Morris International, Inc.	452,569	47,175,793
	Procter & Gamble Co.	692,257	98,563,552
	Sysco Corp.	148,452	11,499,092
	Tyson Foods, Inc., Class A	84,159	5,533,454
	Walgreens Boots Alliance, Inc.	209,017	7,704,367
	Walmart, Inc.	412,254	59,310,983
TOTAL CONSUMER STAPLES			668,453,424
ENERGY — (5.0%)
	APA Corp.	92,916	4,118,966
	Baker Hughes Co.	293,008	9,300,074
	Chevron Corp.	519,710	90,439,934
	ConocoPhillips	363,742	44,329,238
	Coterra Energy, Inc.	231,821	5,802,480
	Devon Energy Corp.	191,259	12,095,219
	Diamondback Energy, Inc.	51,617	7,542,276
	EOG Resources, Inc.	171,858	22,728,221
#	EQT Corp.	107,799	3,521,793
	Exxon Mobil Corp.	1,202,929	139,551,793
	Halliburton Co.	264,266	10,893,045
#	Hess Corp.	81,194	12,192,091
	Kinder Morgan, Inc.	577,704	10,571,983
	Marathon Oil Corp.	185,808	5,104,146
	Marathon Petroleum Corp.	137,120	17,622,662
	Occidental Petroleum Corp.	212,743	13,783,619
	ONEOK, Inc.	130,207	8,916,575
	Phillips 66	138,282	13,865,536
	Pioneer Natural Resources Co.	69,543	16,019,230
	Schlumberger Ltd.	414,877	23,639,691
	Targa Resources Corp.	65,593	4,920,787
	Valero Energy Corp.	112,796	15,794,824
	Williams Cos., Inc.	355,057	11,447,038
TOTAL ENERGY			504,201,221
FINANCIALS — (11.6%)
	Aflac, Inc.	165,549	12,167,852
	Allstate Corp.	77,595	9,968,630
	American Express Co.	174,770	30,572,516
	American International Group, Inc.	217,380	13,742,764
	Ameriprise Financial, Inc.	31,135	10,900,986
	Aon PLC, Class A	60,521	19,286,832
*	Arch Capital Group Ltd.	107,560	6,921,486
	Arthur J Gallagher & Co.	61,288	11,995,287
	Assurant, Inc.	15,115	2,004,098
	Bank of America Corp.	2,039,163	72,349,503
	Bank of New York Mellon Corp.	214,274	10,835,836
*	Berkshire Hathaway, Inc., Class B	526,235	163,932,727
	BlackRock, Inc.	43,797	33,251,120
	Brown & Brown, Inc.	69,215	4,053,230
	Capital One Financial Corp.	111,837	13,308,603
	Cboe Global Markets, Inc.	31,298	3,845,898
	Charles Schwab Corp.	445,076	34,457,784
	Chubb Ltd.	121,247	27,582,480
	Cincinnati Financial Corp.	45,989	5,203,655
	Citigroup, Inc.	564,694	29,488,321
	Citizens Financial Group, Inc.	144,421	6,256,318

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CME Group, Inc.	105,312	$18,604,418
	Comerica, Inc.	38,100	2,793,111
	Discover Financial Services	79,597	9,291,358
	Everest Re Group Ltd.	11,354	3,970,380
	FactSet Research Systems, Inc.	11,047	4,672,218
	Fifth Third Bancorp	199,943	7,255,931
	First Republic Bank	53,240	7,500,451
#	Franklin Resources, Inc.	81,522	2,543,486
	Globe Life, Inc.	26,818	3,240,955
	Goldman Sachs Group, Inc.	98,791	36,138,736
	Hartford Financial Services Group, Inc.	92,841	7,205,390
#	Huntington Bancshares, Inc.	420,228	6,374,859
	Intercontinental Exchange, Inc.	162,724	17,500,966
	Invesco Ltd.	133,065	2,463,033
	JPMorgan Chase & Co.	856,814	119,919,687
	KeyCorp	271,759	5,215,055
	Lincoln National Corp.	46,019	1,630,453
	Loews Corp.	56,756	3,489,359
	M&T Bank Corp.	50,506	7,878,936
#	MarketAxess Holdings, Inc.	11,124	4,047,467
	Marsh & McLennan Cos., Inc.	144,822	25,330,816
	MetLife, Inc.	192,830	14,080,447
	Moody's Corp.	45,983	14,841,013
	Morgan Stanley	384,672	37,440,126
	MSCI, Inc.	23,261	12,364,617
	Nasdaq, Inc.	98,762	5,944,485
	Northern Trust Corp.	60,720	5,888,018
	PNC Financial Services Group, Inc.	118,003	19,521,236
	Principal Financial Group, Inc.	66,419	6,147,078
	Progressive Corp.	171,217	23,345,438
	Prudential Financial, Inc.	107,404	11,270,976
	Raymond James Financial, Inc.	56,599	6,382,669
	Regions Financial Corp.	272,212	6,407,871
	S&P Global, Inc.	97,156	36,427,671
	Signature Bank	18,154	2,340,958
	State Street Corp.	107,117	9,782,996
*	SVB Financial Group	17,195	5,200,456
	Synchrony Financial	131,819	4,841,712
#	T Rowe Price Group, Inc.	64,919	7,561,116
	Travelers Cos., Inc.	68,565	13,104,143
	Truist Financial Corp.	386,486	19,088,544
	U.S. Bancorp	393,966	19,619,507
	W R Berkley Corp.	59,518	4,174,593
	Wells Fargo & Co.	1,112,603	52,147,703
	Willis Towers Watson PLC	31,645	8,043,843
	Zions Bancorp NA	43,749	2,325,697
TOTAL FINANCIALS			1,167,485,904
HEALTH CARE — (14.5%)
	Abbott Laboratories	509,391	56,313,175
	AbbVie, Inc.	516,707	76,343,459
	Agilent Technologies, Inc.	86,394	13,138,800
*	Align Technology, Inc.	21,111	5,694,270
	AmerisourceBergen Corp.	47,384	8,006,001
	Amgen, Inc.	155,869	39,341,336
	Baxter International, Inc.	146,743	6,704,688
	Becton Dickinson & Co.	83,109	20,961,752
*	Biogen, Inc.	41,937	12,199,473
*	Bio-Rad Laboratories, Inc., Class A	6,293	2,941,726

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Bio-Techne Corp.	45,728	$3,642,692
*	Boston Scientific Corp.	419,304	19,392,810
	Bristol-Myers Squibb Co.	620,790	45,100,393
	Cardinal Health, Inc.	76,695	5,924,689
*	Catalent, Inc.	52,121	2,791,080
*	Centene Corp.	165,244	12,598,203
*	Charles River Laboratories International, Inc.	14,821	3,605,208
	Cigna Corp.	89,135	28,226,380
	Contra Abiomed, Inc.	13,246	13,511
	Cooper Cos., Inc.	14,311	4,993,537
	CVS Health Corp.	383,320	33,816,490
	Danaher Corp.	191,324	50,582,239
*	DaVita, Inc.	15,989	1,317,334
	DENTSPLY SIRONA, Inc.	63,116	2,324,562
*	DexCom, Inc.	113,011	12,102,348
*	Edwards Lifesciences Corp.	180,640	13,855,088
	Elevance Health, Inc.	69,724	34,861,303
	Eli Lilly & Co.	230,417	79,298,011
*	GE HealthCare Technologies, Inc.	106,505	7,404,228
	Gilead Sciences, Inc.	365,794	30,704,748
	HCA Healthcare, Inc.	62,038	15,824,033
*	Henry Schein, Inc.	39,188	3,376,046
*	Hologic, Inc.	72,744	5,919,179
	Humana, Inc.	37,072	18,969,742
*	IDEXX Laboratories, Inc.	24,259	11,656,450
*	Illumina, Inc.	45,776	9,805,219
*	Incyte Corp.	53,794	4,580,021
*	Intuitive Surgical, Inc.	103,010	25,308,527
*	IQVIA Holdings, Inc.	54,345	12,467,286
	Johnson & Johnson	763,685	124,801,403
	Laboratory Corp. of America Holdings	25,904	6,530,916
	McKesson Corp.	41,486	15,709,918
	Medtronic PLC	387,637	32,441,341
	Merck & Co., Inc.	740,764	79,565,461
*	Mettler-Toledo International, Inc.	6,492	9,951,717
*	Moderna, Inc.	96,667	17,019,192
*	Molina Healthcare, Inc.	16,929	5,278,970
	Organon & Co.	72,797	2,193,374
	PerkinElmer, Inc.	36,556	5,027,547
	Pfizer, Inc.	1,640,125	72,427,920
	Quest Diagnostics, Inc.	33,239	4,935,327
*	Regeneron Pharmaceuticals, Inc.	31,233	23,689,294
	ResMed, Inc.	42,666	9,743,634
	STERIS PLC	29,142	6,018,114
	Stryker Corp.	98,541	25,010,691
#	Teleflex, Inc.	13,667	3,326,821
	Thermo Fisher Scientific, Inc.	114,577	65,346,700
	UnitedHealth Group, Inc.	272,920	136,238,935
	Universal Health Services, Inc., Class B	18,770	2,781,902
*	Vertex Pharmaceuticals, Inc.	75,102	24,265,456
	Viatris, Inc.	350,526	4,262,396
*	Waters Corp.	17,447	5,732,735
	West Pharmaceutical Services, Inc.	21,576	5,730,586
	Zimmer Biomet Holdings, Inc.	61,138	7,785,313
	Zoetis, Inc.	136,407	22,573,994
TOTAL HEALTH CARE			1,460,495,694
INDUSTRIALS — (8.3%)
	3M Co.	161,721	18,610,853

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Alaska Air Group, Inc.	36,476	$1,872,678
	Allegion PLC	25,386	2,984,124
#*	American Airlines Group, Inc.	188,407	3,040,889
	AMETEK, Inc.	66,895	9,694,423
	AO Smith Corp.	36,573	2,475,992
*	Boeing Co.	163,436	34,811,868
	Carrier Global Corp.	245,222	11,164,958
	Caterpillar, Inc.	151,870	38,315,282
#	CH Robinson Worldwide, Inc.	34,439	3,449,755
	Cintas Corp.	25,287	11,220,853
*	Copart, Inc.	124,656	8,303,336
*	CoStar Group, Inc.	118,989	9,269,243
	CSX Corp.	615,121	19,019,541
	Cummins, Inc.	41,082	10,251,602
	Deere & Co.	80,130	33,882,169
*	Delta Air Lines, Inc.	186,833	7,305,170
	Dover Corp.	41,065	6,234,899
	Eaton Corp. PLC	116,057	18,825,606
	Emerson Electric Co.	172,294	15,544,365
	Equifax, Inc.	35,665	7,924,763
	Expeditors International of Washington, Inc.	46,560	5,035,464
	Fastenal Co.	167,451	8,464,648
	FedEx Corp.	69,657	13,503,706
	Fortive Corp.	103,643	7,050,833
*	Generac Holdings, Inc.	18,332	2,210,839
	General Dynamics Corp.	65,934	15,366,578
	General Electric Co.	319,515	25,714,567
	Honeywell International, Inc.	196,308	40,926,292
	Howmet Aerospace, Inc.	107,726	4,383,371
	Huntington Ingalls Industries, Inc.	11,472	2,530,035
	IDEX Corp.	21,992	5,271,043
	Illinois Tool Works, Inc.	81,667	19,276,679
	Ingersoll Rand, Inc.	117,479	6,578,824
	Jacobs Solutions, Inc.	37,182	4,593,836
	JB Hunt Transport Services, Inc.	24,199	4,574,821
	Johnson Controls International PLC	200,706	13,963,117
	L3Harris Technologies, Inc.	55,757	11,977,719
	Leidos Holdings, Inc.	39,637	3,917,721
	Lockheed Martin Corp.	68,019	31,510,482
	Masco Corp.	65,712	3,495,878
	Nordson Corp.	15,533	3,779,179
	Norfolk Southern Corp.	67,736	16,650,186
	Northrop Grumman Corp.	42,155	18,887,126
	Old Dominion Freight Line, Inc.	26,388	8,793,537
	Otis Worldwide Corp.	121,242	9,969,730
	PACCAR, Inc.	101,319	11,075,180
	Parker-Hannifin Corp.	37,405	12,194,030
	Pentair PLC	47,921	2,653,865
	Quanta Services, Inc.	41,674	6,342,366
	Raytheon Technologies Corp.	429,213	42,856,918
	Republic Services, Inc.	59,837	7,468,854
	Robert Half International, Inc.	31,676	2,659,517
	Rockwell Automation, Inc.	33,636	9,486,361
	Rollins, Inc.	68,402	2,489,833
	Snap-on, Inc.	15,731	3,912,772
	Southwest Airlines Co.	172,891	6,184,311
	Stanley Black & Decker, Inc.	43,711	3,903,829
	Textron, Inc.	61,636	4,490,183
	Trane Technologies PLC	67,518	12,093,824

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	TransDigm Group, Inc.	15,013	$10,775,581
	Union Pacific Corp.	179,411	36,633,932
*	United Airlines Holdings, Inc.	95,207	4,661,335
	United Parcel Service, Inc., Class B	213,249	39,500,112
*	United Rentals, Inc.	20,134	8,878,087
	Verisk Analytics, Inc.	45,735	8,314,166
	Waste Management, Inc.	108,951	16,857,988
	Westinghouse Air Brake Technologies Corp.	52,995	5,501,411
	WW Grainger, Inc.	13,158	7,756,378
	Xylem, Inc.	52,502	5,460,733
TOTAL INDUSTRIALS			834,780,146
INFORMATION TECHNOLOGY — (26.2%)
	Accenture PLC, Class A	183,961	51,334,317
*	Adobe, Inc.	135,729	50,265,878
*	Advanced Micro Devices, Inc.	470,490	35,357,324
*	Akamai Technologies, Inc.	46,158	4,105,754
	Amphenol Corp., Class A	173,322	13,825,896
	Analog Devices, Inc.	150,486	25,803,834
*	ANSYS, Inc.	25,370	6,757,553
	Apple, Inc.	4,366,560	630,050,942
	Applied Materials, Inc.	250,794	27,961,023
*	Arista Networks, Inc.	72,417	9,125,990
*	Autodesk, Inc.	62,810	13,514,200
	Automatic Data Processing, Inc.	121,074	27,339,720
	Broadcom, Inc.	118,324	69,220,723
	Broadridge Financial Solutions, Inc.	34,036	5,117,653
*	Cadence Design Systems, Inc.	79,801	14,590,017
	CDW Corp.	39,407	7,724,954
#*	Ceridian HCM Holding, Inc.	44,939	3,248,191
	Cisco Systems, Inc.	1,199,240	58,367,011
	Cognizant Technology Solutions Corp., Class A	150,873	10,070,773
	Corning, Inc.	221,679	7,672,310
*	DXC Technology Co.	65,715	1,887,992
*	Enphase Energy, Inc.	39,789	8,808,489
*	EPAM Systems, Inc.	16,691	5,552,261
*	F5, Inc.	17,585	2,596,601
	Fidelity National Information Services, Inc.	173,610	13,027,694
#*	First Solar, Inc.	29,007	5,151,643
*	Fiserv, Inc.	185,401	19,778,579
*	FleetCor Technologies, Inc.	21,343	4,456,632
*	Fortinet, Inc.	188,704	9,876,767
*	Gartner, Inc.	23,047	7,793,113
	Gen Digital, Inc.	168,094	3,867,843
	Global Payments, Inc.	79,114	8,917,730
	Hewlett Packard Enterprise Co.	378,600	6,106,818
	HP, Inc.	258,999	7,547,231
	Intel Corp.	1,204,095	34,027,725
	International Business Machines Corp.	263,839	35,547,029
	Intuit, Inc.	82,212	34,748,546
	Jack Henry & Associates, Inc.	21,511	3,873,916
	Juniper Networks, Inc.	95,529	3,085,587
*	Keysight Technologies, Inc.	52,433	9,403,859
	KLA Corp.	41,319	16,216,881
	Lam Research Corp.	39,912	19,959,991
	Mastercard, Inc., Class A	247,998	91,908,059
	Microchip Technology, Inc.	160,983	12,495,500
	Micron Technology, Inc.	318,083	19,180,405
	Microsoft Corp.	2,176,781	539,428,100

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Monolithic Power Systems, Inc.	13,147	$5,607,984
	Motorola Solutions, Inc.	48,627	12,497,625
	NetApp, Inc.	63,996	4,238,455
	NVIDIA Corp.	727,330	142,098,462
	NXP Semiconductors NV	75,817	13,973,831
*	ON Semiconductor Corp.	126,237	9,272,108
	Oracle Corp.	448,511	39,675,283
	Paychex, Inc.	93,334	10,813,677
*	Paycom Software, Inc.	14,163	4,587,962
*	PayPal Holdings, Inc.	332,300	27,079,127
*	PTC, Inc.	31,233	4,212,707
*	Qorvo, Inc.	29,664	3,223,290
	QUALCOMM, Inc.	327,247	43,592,573
	Roper Technologies, Inc.	30,889	13,181,881
*	Salesforce, Inc.	291,905	49,031,283
	Seagate Technology Holdings PLC	56,907	3,857,156
*	ServiceNow, Inc.	58,869	26,793,048
	Skyworks Solutions, Inc.	46,447	5,093,843
#*	SolarEdge Technologies, Inc.	16,177	5,162,566
*	Synopsys, Inc.	44,573	15,767,699
	TE Connectivity Ltd.	93,195	11,849,744
*	Teledyne Technologies, Inc.	13,656	5,793,695
#	Teradyne, Inc.	45,683	4,645,961
	Texas Instruments, Inc.	264,966	46,954,625
*	Trimble, Inc.	71,361	4,143,220
*	Tyler Technologies, Inc.	12,116	3,910,681
*	VeriSign, Inc.	26,729	5,828,258
#	Visa, Inc., Class A	477,629	109,954,972
*	Western Digital Corp.	93,096	4,091,569
*	Zebra Technologies Corp., Class A	14,970	4,733,215
TOTAL INFORMATION TECHNOLOGY			2,638,365,554
MATERIALS — (2.8%)
	Air Products & Chemicals, Inc.	64,618	20,710,715
	Albemarle Corp.	34,129	9,605,607
	Amcor PLC	436,647	5,265,963
	Avery Dennison Corp.	23,533	4,458,092
#	Ball Corp.	91,206	5,311,837
	Celanese Corp.	29,045	3,578,344
	CF Industries Holdings, Inc.	56,898	4,819,261
	Corteva, Inc.	209,387	13,494,992
	Dow, Inc.	205,905	12,220,462
	DuPont de Nemours, Inc.	144,607	10,693,688
	Eastman Chemical Co.	35,107	3,095,384
	Ecolab, Inc.	72,245	11,185,693
	FMC Corp.	36,698	4,885,605
	Freeport-McMoRan, Inc.	416,675	18,592,038
	International Flavors & Fragrances, Inc.	74,287	8,354,316
	International Paper Co.	104,062	4,351,873
	Linde PLC	144,341	47,768,211
	LyondellBasell Industries NV, Class A	74,139	7,168,500
	Martin Marietta Materials, Inc.	18,175	6,536,457
	Mosaic Co.	99,618	4,935,076
	Newmont Corp.	231,264	12,240,804
	Nucor Corp.	75,059	12,686,472
	Packaging Corp. of America	27,314	3,897,708
	PPG Industries, Inc.	68,474	8,924,901
	Sealed Air Corp.	42,790	2,343,180
	Sherwin-Williams Co.	68,724	16,259,411

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Steel Dynamics, Inc.	48,799	$5,887,111
	Vulcan Materials Co.	38,725	7,099,454
	WestRock Co.	74,001	2,903,799
TOTAL MATERIALS			279,274,954
REAL ESTATE — (2.8%)
	Alexandria Real Estate Equities, Inc.	43,265	6,954,416
	American Tower Corp.	135,794	30,335,022
	AvalonBay Communities, Inc.	40,744	7,229,615
	Boston Properties, Inc.	41,559	3,097,808
	Camden Property Trust	30,866	3,803,000
*	CBRE Group, Inc., Class A	92,402	7,901,295
	Crown Castle, Inc.	126,179	18,688,372
	Digital Realty Trust, Inc.	83,745	9,598,852
	Equinix, Inc.	27,075	19,984,870
	Equity Residential	98,634	6,278,054
	Essex Property Trust, Inc.	18,850	4,261,419
	Extra Space Storage, Inc.	39,019	6,158,369
	Federal Realty Investment Trust	21,702	2,420,424
	Healthpeak Properties, Inc.	156,219	4,292,898
	Host Hotels & Resorts, Inc.	211,060	3,978,481
	Invitation Homes, Inc.	168,955	5,491,037
	Iron Mountain, Inc.	84,041	4,586,958
	Kimco Realty Corp.	180,214	4,047,606
	Mid-America Apartment Communities, Inc.	33,637	5,607,961
	Prologis, Inc.	269,249	34,808,511
	Public Storage	46,200	14,060,508
	Realty Income Corp.	183,492	12,446,262
	Regency Centers Corp.	44,874	2,989,955
	SBA Communications Corp.	31,434	9,352,558
	Simon Property Group, Inc.	95,384	12,253,029
	UDR, Inc.	90,482	3,853,628
	Ventas, Inc.	116,469	6,034,259
	VICI Properties, Inc.	280,627	9,591,831
	Welltower, Inc.	138,250	10,374,280
	Weyerhaeuser Co.	215,714	7,427,033
TOTAL REAL ESTATE			277,908,311
UTILITIES — (2.9%)
	AES Corp.	194,623	5,334,616
	Alliant Energy Corp.	72,508	3,917,607
	Ameren Corp.	75,284	6,539,921
	American Electric Power Co., Inc.	149,692	14,065,060
	American Water Works Co., Inc.	52,969	8,289,119
#	Atmos Energy Corp.	40,612	4,773,534
	CenterPoint Energy, Inc.	183,425	5,524,761
	CMS Energy Corp.	84,558	5,343,220
	Consolidated Edison, Inc.	103,319	9,847,334
	Constellation Energy Corp.	95,237	8,129,430
	Dominion Energy, Inc.	242,576	15,437,537
	DTE Energy Co.	56,452	6,569,319
	Duke Energy Corp.	225,331	23,085,161
	Edison International	111,142	7,657,684
	Entergy Corp.	59,272	6,417,972
	Evergy, Inc.	66,878	4,189,907
	Eversource Energy	100,947	8,310,967
	Exelon Corp.	288,979	12,192,024
	FirstEnergy Corp.	158,169	6,477,021

U.S. Large Company Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
NextEra Energy, Inc.	580,235	$43,302,938
NiSource, Inc.	120,275	3,337,631
NRG Energy, Inc.	66,361	2,270,873
* PG&E Corp.	469,127	7,459,119
Pinnacle West Capital Corp.	33,405	2,490,343
PPL Corp.	214,511	6,349,526
Public Service Enterprise Group, Inc.	145,358	9,002,021
Sempra Energy	91,584	14,683,663
Southern Co.	318,523	21,557,637
WEC Energy Group, Inc.	91,912	8,638,809
Xcel Energy, Inc.	159,383	10,960,769
TOTAL UTILITIES		292,155,523
TOTAL COMMON STOCKS Cost ($2,827,695,921)		9,960,527,295

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	9,078,220	9,078,220
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	7,014,329	81,141,758
TOTAL INVESTMENTS — (100.0%)
(Cost $2,917,909,285)^^			$10,050,747,273
As of January 31, 2023, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	82	03/17/23	$16,321,964	$16,769,000	$447,036
Total Futures Contracts			$16,321,964	$16,769,000	$447,036
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$780,290,664	—	—	$780,290,664
Consumer Discretionary	1,057,115,900	—	—	1,057,115,900
Consumer Staples	668,453,424	—	—	668,453,424
Energy	504,201,221	—	—	504,201,221
Financials	1,167,485,904	—	—	1,167,485,904
Health Care	1,460,482,183	$13,511	—	1,460,495,694
Industrials	834,780,146	—	—	834,780,146
Information Technology	2,638,365,554	—	—	2,638,365,554
Materials	279,274,954	—	—	279,274,954
Real Estate	277,908,311	—	—	277,908,311
Utilities	292,155,523	—	—	292,155,523
Temporary Cash Investments	9,078,220	—	—	9,078,220

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$81,141,758	—	$81,141,758
Futures Contracts**	$447,036	—	—	447,036
TOTAL	$9,970,039,040	$81,155,269	—	$10,051,194,309
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,663,009,238
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,663,009,238
Summary of the Portfolio's Master Fund's investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,833,104,552
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$8,833,104,552
Summary of the Portfolio's Master Fund's investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$3,017,036,538
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,017,036,538
Summary of the Portfolio's Master Fund's investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$59,691,451
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$59,691,451
Summary of the Portfolio's Master Fund's investments as of January 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (68.3%)
	African Development Bank
	3.000%, 09/20/23	4,250	$4,200,090
	Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	3,000	2,930,594
	Alberta, Province of Canada
	2.950%, 01/23/24	2,100	2,062,717
	Amazon.com, Inc.
	2.730%, 04/13/24	1,000	977,464
	Asian Development Bank
	0.250%, 10/06/23	250	242,397
#	1.625%, 03/15/24	4,050	3,915,297
	0.375%, 06/11/24	100	94,508
	Asian Infrastructure Investment Bank (The)
	0.250%, 09/29/23	500	484,735
	2.250%, 05/16/24	1,000	969,639
	BNG Bank NV
Ω	2.625%, 02/27/24	398	388,277
	Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24	3,525	3,470,953
	0.375%, 05/27/24	1,050	991,541
	Canadian Imperial Bank of Commerce
	3.500%, 09/13/23	3,000	2,975,894
	CDP Financial, Inc.
	3.150%, 07/24/24	500	488,279
	Cooperatieve Rabobank UA
	0.375%, 01/12/24	1,000	959,195
	CPPIB Capital, Inc.
Ω	3.125%, 09/25/23	500	494,371
Ω	3.000%, 06/13/24	1,500	1,464,538
	Dexia Credit Local SA
	3.250%, 09/26/23	2,000	1,978,680
	Equinor ASA
	2.650%, 01/15/24	3,812	3,735,012
	Erste Abwicklungsanstalt
	0.250%, 03/01/24	4,000	3,808,440
	European Bank for Reconstruction & Development
	0.250%, 07/10/23	2,000	1,959,196
	European Investment Bank
	3.125%, 12/14/23	3,250	3,204,176
	3.250%, 01/29/24	234	230,607
	2.625%, 03/15/24	1,000	977,620
	Export Development Canada
	2.625%, 02/21/24	2,225	2,180,137
	FMS Wertmanagement
	2.750%, 01/30/24	1,250	1,225,664
		Face Amount	Value†
		(000)
	0.375%, 05/06/24	1,000	$946,942
Inter-American Development Bank
	3.000%, 10/04/23	1,000	986,450
	0.250%, 11/15/23	2,000	1,928,520
	3.000%, 02/21/24	628	616,398
	3.250%, 07/01/24	993	974,828
International Bank for Reconstruction & Development
	3.000%, 09/27/23	500	493,675
	2.500%, 03/19/24	1,562	1,524,481
	2.250%, 03/28/24	2,533	2,464,900
Kommunalbanken AS
Ω	0.250%, 12/08/23	500	480,575
	0.250%, 12/08/23	950	913,064
	2.750%, 02/05/24	3,132	3,066,832
Kommunekredit
	1.000%, 12/15/23	3,190	3,084,937
Kommuninvest I Sverige AB
	0.375%, 02/16/24	2,500	2,385,600
Ω	1.375%, 05/08/24	1,000	959,640
	1.375%, 05/08/24	500	479,675
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	1,900	1,809,817
	1.625%, 05/10/24	434	417,568
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	1,838	1,754,437
	2.000%, 07/23/24	400	384,786
Manitoba, Province of Canada
	2.600%, 04/16/24	750	731,430
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24	200	192,001
Nordea Bank Abp
Ω	0.625%, 05/24/24	1,500	1,418,594
Ontario, Province of Canada
	3.050%, 01/29/24	4,000	3,932,280
Province of Alberta Canada
	3.350%, 11/01/23	2,447	2,420,450
Province of Ontario Canada
	3.400%, 10/17/23	500	494,465
Roche Holdings, Inc.
Ω	1.882%, 03/08/24	1,000	969,537
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24	261	243,852

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Svensk Exportkredit AB
	0.500%, 11/10/23	200	$193,232
	1.750%, 12/12/23	2,350	2,287,490
	0.375%, 03/11/24	1,000	952,287
	0.375%, 07/30/24	500	469,319
	3.625%, 09/03/24	300	295,167
Svenska Handelsbanken AB
	3.900%, 11/20/23	2,900	2,875,315
Ω	0.550%, 06/11/24	750	706,968
Swedbank AB
Ω	0.600%, 09/25/23	1,322	1,283,345
Westpac Banking Corp.
	1.019%, 11/18/24	800	750,671
TOTAL BONDS			92,299,549
U.S. TREASURY OBLIGATIONS — (30.1%)
U.S. Treasury Notes
	0.125%, 08/15/23	1,600	1,560,687
	0.125%, 08/31/23	10,000	9,737,891
#	1.375%, 08/31/23	1,900	1,863,781
	0.250%, 09/30/23	3,350	3,251,725
#	1.375%, 09/30/23	350	342,248
	0.125%, 10/15/23	3,150	3,049,225
	Face Amount	Value†
	(000)

0.375%, 10/31/23	6,000	$5,807,344
0.250%, 11/15/23	4,000	3,859,531
0.500%, 11/30/23	5,450	5,261,592
0.750%, 12/31/23	5,200	5,014,344
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.140, FRN
(r) 4.789%, 10/31/24	1,000	1,000,320
TOTAL U.S. TREASURY OBLIGATIONS		40,748,688
TOTAL INVESTMENT SECURITIES (Cost $135,226,094)		133,048,237

		Shares
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	189,136	2,187,926
TOTAL INVESTMENTS — (100.0%)
(Cost $137,414,020)^^			$135,236,163

Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$92,299,549	—	$92,299,549
U.S. Treasury Obligations	—	40,748,688	—	40,748,688
Securities Lending Collateral	—	2,187,926	—	2,187,926
TOTAL	—	$135,236,163	—	$135,236,163

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (7.0%)
Federal Home Loan Bank
0.000%, 07/12/23	1,946	$1,904,785
0.000%, 07/14/23	2,200	2,152,833
0.000%, 07/19/23	342	334,446
0.000%, 07/21/23	6,500	6,354,726
TOTAL AGENCY OBLIGATIONS		10,746,790
U.S. TREASURY OBLIGATIONS — (92.9%)
U.S. Treasury Bills
4.865%, 07/13/23	6,600	6,464,048
4.816%, 07/20/23	12,750	12,475,319
U.S. Treasury Notes
0.125%, 07/31/23	7,800	7,623,281
0.125%, 08/15/23	4,150	4,048,033
0.125%, 08/31/23	4,150	4,041,225
1.375%, 08/31/23	440	431,613
0.250%, 09/30/23	17,150	16,646,889
0.125%, 10/15/23	17,200	16,649,734
0.375%, 10/31/23	17,175	16,623,521
0.250%, 11/15/23	17,750	17,126,670
0.500%, 11/30/23	4,575	4,416,841
2.125%, 11/30/23	2,615	2,558,512
0.125%, 12/15/23	14,760	14,180,555
0.750%, 12/31/23	16,075	15,501,072
0.125%, 01/15/24	4,240	4,058,641
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.140, FRN
(r) 4.789%, 10/31/24	400	400,128
TOTAL U.S. TREASURY OBLIGATIONS		143,246,082
TOTAL INVESTMENT SECURITIES (Cost $156,594,910)		153,992,872

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 4.180%	183,732	183,732
TOTAL INVESTMENTS — (100.0%)
(Cost $156,778,642)^^		$154,176,604
Summary of the Portfolio's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$10,746,790	—	$10,746,790
U.S. Treasury Obligations	—	143,246,082	—	143,246,082
Temporary Cash Investments	$183,732	—	—	183,732
TOTAL	$183,732	$153,992,872	—	$154,176,604

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	139,433,386	$4,047,751,184
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	117,072,092	1,717,447,592
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	42,388,075	1,350,484,059
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	32,040,215	698,797,091
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,696,166	149,066,399
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	13,310,985	52,844,612
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,250,005,408)^^		$8,016,390,937
Summary of the Global Fund's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,016,390,937	—	—	$8,016,390,937
TOTAL	$8,016,390,937	—	—	$8,016,390,937

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	39,481,190	$1,146,138,934
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	60,384,614	546,480,755
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	33,707,783	494,493,179
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	12,134,353	386,600,483
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	35,694,456	364,083,450
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	9,144,374	199,438,795
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	20,688,007	185,364,542
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	18,340,747	181,756,807
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,350,788	92,443,226
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	10,801,318	90,623,059
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,069,182	43,120,111
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,844,083	15,261,009
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,664,123,834)		$3,745,804,350

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.180% (Cost $722,347)	722,347	722,347
TOTAL INVESTMENTS — (100.0%) (Cost $2,664,846,181)^^		$3,746,526,697
Summary of the Global Fund's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,745,804,350	—	—	$3,745,804,350
Temporary Cash Investments	722,347	—	—	722,347
TOTAL	$3,746,526,697	—	—	$3,746,526,697

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	23,731,510	$242,061,398
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	25,224,728	241,148,400
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	3,579,959	103,926,225
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,115,686	89,840,642
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	3,078,800	45,165,994
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,104,665	35,194,644
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	3,860,817	32,392,252
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	851,260	18,565,979
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	98,424	3,969,428
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	352,123	1,397,930
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $720,752,373)		$813,662,892

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.180% (Cost $212,762)	212,762	212,762
TOTAL INVESTMENTS — (100.0%) (Cost $720,965,135)^^		$813,875,654
Summary of the Global Fund's investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$813,662,892	—	—	$813,662,892
Temporary Cash Investments	212,762	—	—	212,762
TOTAL	$813,875,654	—	—	$813,875,654

ORGANIZATION
Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2023, the Fund consisted of ten portfolios (the "Portfolios"), of which three are "Stand-alone Funds", four are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
1.    FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects a Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$2,933,200
U.S. Large Cap Value Portfolio III	1,808,619
DFA International Value Portfolio	7,906,856
DFA International Value Portfolio III	2,387,322
Emerging Markets Portfolio II	12,008
DFA Two-Year Fixed Income Portfolio	137,417
DFA Two-Year Government Portfolio	157,211
Global Equity Portfolio	4,434,366
Global Allocation 60/40 Portfolio	2,706,471
Global Allocation 25/75 Portfolio	731,912
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occured during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminates the asset segregation framework previously used by the Portfolios to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios began complying with the Derivatives Rule on August 19, 2022.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Portfolios began complying with the Valuation Rule on August 1, 2022.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
On March 10 and March 12, 2023, Federal Deposit Insurance Corporation (FDIC) named itself as the receiver of two banking institutions, Silicon Valley Bank (SVB) and Signature Bank (SB) respectively. As of March 10, 2023 the Portfolios did not have material exposure to SVB or SB. The reported valuations as of January 31, 2023 may be impacted by current market conditions. Management is currently evaluating the effect on the Portfolios.